Basis of Presentation and General Information (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jul. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [Line Items]
Working capital surplus/ (deficit)		$ 11,700		$ (3,242)
Accumulated deficit		(148,847)		$ (135,648)
Issuance of equity securities	$ 13,900
Voyage revenues		$ 4,589	$ 6,942
Decrease in voyage revenues		34.00%
Impairment loss		$ 4,615	$ 0